Commitments and contingencies	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 13 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.